Interest Rate Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Cumulative Basis Adjustments for Fair Value Hedges

As of June 30, 2020 and December 31, 2019, the following amounts were recorded on the balance sheet related to the cumulative basis adjustments for fair value hedges:

(In thousands)	Carrying Amount of the Hedged Assets at June 30, 2020	Cumulative Amount of Fair Value Hedging Adjustment Included in The Carrying Amount of the Hedged Assets at June 30, 2020	Carrying Amount of the Hedged Assets at December 31, 2019	Cumulative Amount of Fair Value Hedging Adjustment Included in The Carrying Amount of the Hedged Assets at December 31, 2019
Line item on the balance sheet in which the hedged item is included:
Loans receivable (1)	$16,428	$149	$19,254	$75

(1)

These amounts include the amortized cost basis of the hedged portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging contract term. At June 30, 2020 and December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $16.4 million and $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $149,000 and $75,000, and the amount of the designated hedged item was $9.2 million and $9.2 million, respectively.

These amounts include the amortized cost basis of the hedged portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging contract term. At June 30, 2020 and December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $16.4 million and $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $149,000 and $75,000, and the amount of the designated hedged item was $9.2 million and $9.2 million, respectively

As of December 31, 2019, the following amounts were recorded on the balance sheet related to the cumulative basis adjustments for fair value hedges:

(In thousands)	Carrying Amount of the Hedged Assets at December 31, 2019	Cumulative Amount of Fair Value Hedging Adjustment Included in The Carrying Amount of the Hedged Assets at December 31, 2019

Line item on the balance sheet in which the hedged item is included:
Loans receivable (1)	$19,254	$75
(1)

These amounts include the amortized cost basis of the closed portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $75,000, and the amount of the designated hedged item was $9.2 million.

Schedule of Cash Flow Hedges
(In thousands)	June 30, 2020	December 31, 2019
Cash flow hedges:
Total unamortized premium	$224	$-
Fair market value adjustment interest rate cap	(199)	-
Total unamortized cap	25	-
Fair market value adjustment interest rate swap	(1,329)	-
Total loss in comprehensive income	$(1,528)	$-

Schedule of Derivative Instruments Effect on Other Comprehensive Income (Loss)
	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Balance as of December 31:	$-	$-	$-	$-
Amount of losses recognized in other comprehensive income	(184)	-	(1,528)	-
Losses in other comprehensive income:	$(184)	$-	$(1,528)	$-

Accumulated other comprehensive loss represents the sum of these items, with the exception of net income, as of the balance sheet date and is represented in the table below.

	As of December 31,
Accumulated Other Comprehensive Loss By Component:	2019	2018
Unrealized loss for pension and other postretirement obligations	$(3,677)	$(4,266)
Tax effect	960	1,114
Net unrealized loss for pension and other postretirement obligations	(2,717)	(3,152)
Unrealized loss on available-for-sale securities	(293)	(3,833)
Tax effect	77	1,001
Net unrealized loss on available-for-sale securities	(216)	(2,832)
Unrealized loss on securities transferred to held-to-maturity	(54)	(82)
Tax effect	16	24
Net unrealized loss on securities transferred to held-to-maturity	(38)	(58)
Accumulated other comprehensive loss	$(2,971)	$(6,042)